Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment

At December 31, 2025 and 2024, leasehold improvements and equipment consisted of the following:

	As of December 31,
	2025	2024
Motor vehicles	$97,488	$339,712
Office equipment	117,977	86,746
Furniture and fittings	51,478	46,882
Warehouse equipment	108,984	108,661
Machinery equipment	96,520	67,269
Leasehold improvements	280,887	668,524
	753,334	1,317,794
Accumulated depreciation	(466,270)	(587,147)
Leasehold improvements and equipment, net of accumulated depreciation	$287,064	$730,647